Summary of Significant Accounting Policies, Change in Accounting Principles - Adjusted Segment Information (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Segment Information [Abstract]
Gross profit		$ 52,316	$ 48,307	$ 47,936	$ 41,431	$ 12,654	$ 42,952	$ 41,071	$ 40,440	$ 189,990		$ 137,117		$ 142,617
Operating income										64,427		27,230		48,542
Assets		496,049				457,398				496,049		457,398
As Originally Reported [Member]
Segment Information [Abstract]
Gross profit		51,806	48,307	48,092	41,431	12,283	42,816	41,183	40,464	189,636		136,746		142,559
Operating income										64,073		26,859		48,484
Assets		489,333				446,584				489,333		446,584
Effect of Change [Member] | LIFO Change [Member]
Segment Information [Abstract]
Gross profit		510	0	(156)	0	371	136	(112)	(24)	354		371		58
Operating income										354		371		58
Assets		6,106				5,752				6,106		5,752
Effect of Change [Member] | ASU 2020-06 Adoption [Member]
Segment Information [Abstract]
Gross profit		0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	0		0		0
Operating income										0		0		0
Assets		0				0				0		0
Reclassification [Member]
Segment Information [Abstract]
Assets		610				5,062				610		5,062
Zig-Zag Products [Member]
Segment Information [Abstract]
Gross profit										78,278		59,414		57,050
Operating income										61,932		45,086		42,657
Assets		206,900				145,167				206,900		145,167
Zig-Zag Products [Member] | As Originally Reported [Member]
Segment Information [Abstract]
Gross profit										78,232		59,386		57,043
Operating income										61,886		45,058		42,650
Assets		207,518				145,831				207,518		145,831
Zig-Zag Products [Member] | Effect of Change [Member] | LIFO Change [Member]
Segment Information [Abstract]
Gross profit										46		28		7
Operating income										46		28		7
Assets		(618)				(664)				(618)		(664)
Zig-Zag Products [Member] | Effect of Change [Member] | ASU 2020-06 Adoption [Member]
Segment Information [Abstract]
Gross profit										0		0		0
Operating income										0		0		0
Assets		0				0				0		0
Zig-Zag Products [Member] | Reclassification [Member]
Segment Information [Abstract]
Gross profit										0		0		0
Operating income										0		0		0
Assets		0				0				0		0
Stoker's Products [Member]
Segment Information [Abstract]
Gross profit										61,764		52,620		46,541
Operating income										45,042		35,008		28,971
Assets		133,016				127,139				133,016		127,139
Stoker's Products [Member] | As Originally Reported [Member]
Segment Information [Abstract]
Gross profit										61,456		52,277		46,490
Operating income										44,734		34,665		28,920
Assets		126,292				120,723				126,292		120,723
Stoker's Products [Member] | Effect of Change [Member] | LIFO Change [Member]
Segment Information [Abstract]
Gross profit										308		343		51
Operating income										308		343		51
Assets		6,724				6,416				6,724		6,416
Stoker's Products [Member] | Effect of Change [Member] | ASU 2020-06 Adoption [Member]
Segment Information [Abstract]
Gross profit										0		0		0
Operating income										0		0		0
Assets		0				0				0		0
Stoker's Products [Member] | Reclassification [Member]
Segment Information [Abstract]
Gross profit										0		0		0
Operating income										0		0		0
Assets		0				0				0		0
Corporate Unallocated [Member]
Segment Information [Abstract]
Operating income	[1]									(48,348)	[2]	(32,235)	[2]	$ (29,838)
Assets	[3]	65,017				94,193				65,017		94,193
Corporate Unallocated [Member] | As Originally Reported [Member]
Segment Information [Abstract]
Assets		64,407				89,131				64,407		89,131
Corporate Unallocated [Member] | Effect of Change [Member] | LIFO Change [Member]
Segment Information [Abstract]
Assets		0				0				0		0
Corporate Unallocated [Member] | Effect of Change [Member] | ASU 2020-06 Adoption [Member]
Segment Information [Abstract]
Assets		0				0				0		0
Corporate Unallocated [Member] | Reclassification [Member]
Segment Information [Abstract]
Assets		$ 610				$ 5,062				$ 610		$ 5,062

[1]	Includes corporate costs that are not allocated to any of the three reportable segments.
[2]	Includes costs related to PMTA of $14.4 million and $2.2 million in 2020 and 2019, respectively.
[3]	Includes assets not assigned to the three reportable segments. All goodwill has been allocated to the reportable segments.